Evercore Equity Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
Beverages - 1.7%
Constellation Brands, Inc. - Class A	41,250	$7,570,200

Building Materials - 2.5%
Builders FirstSource, Inc. (a)	91,085	11,380,160

Electrical Equipment - 3.8%
CDW Corp.	62,485	10,013,846
Generac Holdings, Inc. (a)	58,600	7,421,690
		17,435,536

Energy - 2.3%
EOG Resources, Inc.	83,030	10,647,767

Engineering & Construction - 1.4%
Comfort Systems USA, Inc.	19,000	6,124,270

Financial Services - 16.7%
Blackrock, Inc.	11,635	11,012,295
JPMorgan Chase & Co.	74,515	18,278,529
Mastercard, Inc. - Class A	35,505	19,461,000
Morgan Stanley	129,195	15,073,181
The Blackstone Group Inc. - Class A	84,060	11,749,907
		75,574,912

Health Care Services - 7.8%
Novo Nordisk AS - ADR	84,500	5,867,680
Thermo Fisher Scientific, Inc.	26,635	13,253,576
UnitedHealth Group, Inc.	30,790	16,126,263
		35,247,519

Insurance - 5.2%
Chubb Ltd.	45,960	13,879,461
Progressive Corp.	35,000	9,905,350
		23,784,811

Management of Companies and Enterprises - 2.2%
Viking Holdings Ltd (a)	253,500	10,076,625

Office Equipment - 5.1%
Apple, Inc.	104,180	23,141,504

Pipelines - 4.0%
Williams Companies, Inc.	303,245	18,121,921

Property Management - 2.8%
CBRE Group, Inc. - Class A (a)	97,000	12,685,660

Retail - 2.5%
TJX Companies, Inc.	93,925	11,440,065

Semiconductors - 5.7%
NVIDIA Corp.	238,300	25,826,954

Services - 11.2%
Accenture PLC - Class A	34,325	10,710,773
Alphabet, Inc. - Class A	44,825	6,931,738
Alphabet, Inc. - Class C	95,020	14,844,975
Amazon.com, Inc. (a)	97,290	18,510,395
		50,997,881

Software - 10.3%
Adobe Systems, Inc. (a)	19,760	7,578,553
Ansys, Inc. (a)	25,200	7,977,312
Fiserv, Inc. (a)	42,000	9,274,860
Microsoft Corp.	58,350	21,904,006
		46,734,731

Specialty Retail - 9.3%
AutoZone, Inc. (a)	4,065	15,498,951
Crocs, Inc. (a)	112,915	11,991,573
Home Depot, Inc.	40,640	14,894,153
		42,384,677

Telecommunications - 2.3%
American Tower Corp. - REIT	47,395	10,313,152

Transportation - 1.8%
Uber Technologies, Inc. (a)	110,000	8,014,600
TOTAL COMMON STOCKS (Cost $212,150,071)		447,502,945

SHORT-TERM INVESTMENTS - 1.4%		Value
Money Market Funds - 1.4%	Shares
Invesco Government & Agency Portfolio - Class Institutional, 4.27% (b)	6,190,781	6,190,781
TOTAL SHORT-TERM INVESTMENTS (Cost $6,190,781)		6,190,781

TOTAL INVESTMENTS - 100.0% (Cost $218,340,852)		453,693,726
Liabilities in Excess of Other Assets - (0.0)% (c)		(157,252)
TOTAL NET ASSETS - 100.0%		$453,536,474
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Evercore Equity Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$447,502,945	$–	$–	$447,502,945
Money Market Funds	6,190,781	–	–	6,190,781
Total Investments	$453,693,726	$–	$–	$453,693,726

Refer to the Schedule of Investments for further disaggregation of investment categories.